Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	UBS RMA MONEY FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000703876
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 29, 2011
UBS RMA Money Market Portfolio (Prospectus Summary) | UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMAXX
UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RUSXX
UBS RMA TAX FREE FUND INC (Prospectus Summary) | UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RTFXX
UBS RMA California Municipal Money Fund (Prospectus Summary) | UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCAXX
UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RNYXX
UBS RMA New Jersey Municipal Money Fund (Prospectus Summary) | UBS RMA New Jersey Municipal Money Fund | UBS RMA New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KNJXX
UBS Retirement Money Fund (Prospectus Summary) | UBS Retirement Money Fund | UBS Retirement Money Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWRXX

UBS RMA Money Market Portfolio (Prospectus Summary) | UBS RMA Money Market Portfolio
Money Market Portfolio
Investment objective
Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA Money Market Portfolio
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		UBS RMA Money Market Portfolio
Management fees	[1]	0.34%
Service (12b-1) fees		none
Service (non-12b-1) fees	[1]	0.15%
Miscellaneous expenses		0.06%
Other expenses		0.21%
Total annual fund operating expenses		0.55%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS RMA Money Market Portfolio
Money Market Portfolio
		56	176	307	689

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA Money Market Portfolio Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-1st quarter, 2001: 1.34%
Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS RMA Money Market Portfolio
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	2.34%
Average Annual Returns, 10 Years	2.12%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS RMA Money Market Portfolio (Prospectus Summary) | UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Money Market Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and conservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
This example does not reflect RMA/Business Services Account BSA program fees.

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA Money Market Portfolio Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-1st quarter, 2001: 1.34%
Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS RMA Money Market Portfolio (Prospectus Summary) | UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS RMA Money Market Portfolio | UBS RMA Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.34%	[1]
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service (non-12b-1) fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Miscellaneous expenses	rr_Component1OtherExpensesOverAssets	0.06%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2001	rr_AnnualReturn2001	3.89%
Annual Return 2002	rr_AnnualReturn2002	1.45%
Annual Return 2003	rr_AnnualReturn2003	0.63%
Annual Return 2004	rr_AnnualReturn2004	0.84%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	4.55%
Annual Return 2007	rr_AnnualReturn2007	4.76%
Annual Return 2008	rr_AnnualReturn2008	2.32%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.12%

[1]	Restated to reflect current expenses.

UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio
U.S. Government Portfolio
Investment objective
Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA U.S. Government Portfolio
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		UBS RMA U.S. Government Portfolio
Management fees	[1]	0.35%
Service (12b-1) fees	[1]	0.15%
Other expenses		0.04%
Total annual fund operating expenses		0.54%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS RMA U.S. Government Portfolio
U.S. Government Portfolio
		55	173	302	677

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA U.S. Government Portfolio Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-1st quarter, 2001: 1.28%
Worst quarters during years shown-2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS RMA U.S. Government Portfolio
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	2.01%
Average Annual Returns, 10 Years	1.90%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. Government Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income consistent with liquidity and conservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
This example does not reflect RMA/Business Services Account BSA program fees.

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA U.S. Government Portfolio Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-1st quarter, 2001: 1.28%
Worst quarters during years shown-2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS RMA U.S. Government Portfolio (Prospectus Summary) | UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarters
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS RMA U.S. Government Portfolio | UBS RMA U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.54%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	677
Annual Return 2001	rr_AnnualReturn2001	3.68%
Annual Return 2002	rr_AnnualReturn2002	1.38%
Annual Return 2003	rr_AnnualReturn2003	0.65%
Annual Return 2004	rr_AnnualReturn2004	0.74%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.33%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	1.44%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.90%

[1]	Restated to reflect current expenses.

UBS RMA TAX FREE FUND INC (Prospectus Summary) | UBS RMA TAX FREE FUND INC
Tax-Free Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA TAX FREE FUND INC
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		UBS RMA TAX FREE FUND INC
Management fees	[1]	0.37%
Service (12b-1) fees	[1]	0.15%
Other expenses		0.06%
Total annual fund operating expenses		0.58%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS RMA TAX FREE FUND INC
Tax-Free Fund
		59	186	324	726

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA Tax-Free Fund Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-3rd quarter, 2007: 0.79%
Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS RMA TAX FREE FUND INC
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	1.49%
Average Annual Returns, 10 Years	1.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS RMA TAX FREE FUND INC (Prospectus Summary) | UBS RMA TAX FREE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tax-Free Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
This example does not reflect RMA/Business Services Account BSA program fees.

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA Tax-Free Fund Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-3rd quarter, 2007: 0.79%
Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS RMA TAX FREE FUND INC (Prospectus Summary) | UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.37%	[1]
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	726
Annual Return 2001	rr_AnnualReturn2001	2.19%
Annual Return 2002	rr_AnnualReturn2002	0.86%
Annual Return 2003	rr_AnnualReturn2003	0.44%
Annual Return 2004	rr_AnnualReturn2004	0.63%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	2.87%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	1.51%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%

[1]	Restated to reflect current expenses.

UBS RMA California Municipal Money Fund (Prospectus Summary) | UBS RMA California Municipal Money Fund
California Municipal Money Fund
Investment objective
Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA California Municipal Money Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		UBS RMA California Municipal Money Fund
Management fees	[1]	0.41%
Service (12b-1) fees	[1]	0.15%
Other expenses		0.07%
Total annual fund operating expenses		0.63%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS RMA California Municipal Money Fund
California Municipal Money Fund
		64	202	351	786

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in California municipal securities. "California municipal securities" are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund. California continues to experience financial difficulties due to the economic environment. The further deterioration of California's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA California Municipal Money Fund Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-3rd quarter, 2007: 0.77%
Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS RMA California Municipal Money Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	1.42%
Average Annual Returns, 10 Years	1.24%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS RMA California Municipal Money Fund (Prospectus Summary) | UBS RMA California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	California Municipal Money Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
This example does not reflect RMA/Business Services Account BSA program fees.

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in California municipal securities. "California municipal securities" are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund. California continues to experience financial difficulties due to the economic environment. The further deterioration of California's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA California Municipal Money Fund Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-3rd quarter, 2007: 0.77%
Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS RMA California Municipal Money Fund (Prospectus Summary) | UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS RMA California Municipal Money Fund | UBS RMA California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2001	rr_AnnualReturn2001	1.87%
Annual Return 2002	rr_AnnualReturn2002	0.77%
Annual Return 2003	rr_AnnualReturn2003	0.38%
Annual Return 2004	rr_AnnualReturn2004	0.56%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	2.74%
Annual Return 2007	rr_AnnualReturn2007	2.96%
Annual Return 2008	rr_AnnualReturn2008	1.39%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.24%

[1]	Restated to reflect current expenses.

UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund
New York Municipal Money Fund
Investment objective
Maximum current income exempt from federal income tax and New York State and New
York City personal income taxes consistent with liquidity and conservation of capital.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA New York Municipal Money Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		UBS RMA New York Municipal Money Fund
Management fees	[1]	0.43%
Service (12b-1) fees	[1]	0.15%
Other expenses		0.07%
Total annual fund operating expenses		0.65%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS RMA New York Municipal Money Fund
New York Municipal Money Fund
		66	208	362	810

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in New York municipal securities. "New York municipal securities" are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and
New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New
York than a more geographically diverse fund. New York continues to experience financial difficulties due to the economic environment. The further deterioration of New York's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in New York.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA New York Municipal Money Fund Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-3rd quarter, 2007: 0.77%
Worst quarters during years shown-3rd & 4th quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS RMA New York Municipal Money Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	1.42%
Average Annual Returns, 10 Years	1.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	New York Municipal Money Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximum current income exempt from federal income tax and New York State and New
York City personal income taxes consistent with liquidity and conservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
This example does not reflect RMA/Business Services Account BSA program fees.

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in New York municipal securities. "New York municipal securities" are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and
New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New
York than a more geographically diverse fund. New York continues to experience financial difficulties due to the economic environment. The further deterioration of New York's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in New York.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA New York Municipal Money Fund Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-3rd quarter, 2007: 0.77%
Worst quarters during years shown-3rd & 4th quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS RMA New York Municipal Money Fund (Prospectus Summary) | UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarters
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS RMA New York Municipal Money Fund | UBS RMA New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.43%	[1]
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2001	rr_AnnualReturn2001	1.95%
Annual Return 2002	rr_AnnualReturn2002	0.79%
Annual Return 2003	rr_AnnualReturn2003	0.39%
Annual Return 2004	rr_AnnualReturn2004	0.51%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	2.75%
Annual Return 2007	rr_AnnualReturn2007	2.99%
Annual Return 2008	rr_AnnualReturn2008	1.39%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.25%

[1]	Restated to reflect current expenses.

UBS RMA New Jersey Municipal Money Fund (Prospectus Summary) | UBS RMA New Jersey Municipal Money Fund
New Jersey Municipal Money Fund
Investment objective
Maximization of current income exempt from federal income tax and New Jersey personal income tax for residents of the State of New Jersey, consistent with the preservation of capital and the maintenance of liquidity.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA New Jersey Municipal Money Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	UBS RMA New Jersey Municipal Money Fund
Management fees	0.45%
Service (12b-1) fees	0.12%
Other expenses	0.12%
Total annual fund operating expenses	0.69%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS RMA New Jersey Municipal Money Fund
New Jersey Municipal Money Fund
		70	221	384	859

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in New Jersey municipal securities. "New Jersey municipal securities" are securities issued by or on behalf of the State of New Jersey, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in New Jersey municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New Jersey than a more geographically diverse fund. New Jersey continues to experience financial difficulties due to the economic environment. The further deterioration of New Jersey's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in New Jersey.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA New Jersey Municipal Money Fund Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-2nd quarter, 2007: 0.74%
Worst quarters during years shown-2nd, 3rd & 4th quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS RMA New Jersey Municipal Money Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	1.33%
Average Annual Returns, 10 Years	1.14%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS RMA New Jersey Municipal Money Fund (Prospectus Summary) | UBS RMA New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	New Jersey Municipal Money Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Maximization of current income exempt from federal income tax and New Jersey personal income tax for residents of the State of New Jersey, consistent with the preservation of capital and the maintenance of liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
This example does not reflect RMA/Business Services Account BSA program fees.

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80%
of its net assets in New Jersey municipal securities. "New Jersey municipal securities" are securities issued by or on behalf of the State of New Jersey, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in New Jersey municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New Jersey than a more geographically diverse fund. New Jersey continues to experience financial difficulties due to the economic environment. The further deterioration of New Jersey's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in New Jersey.

Related securities concentration risk: Because the fund may invest more than 25%
of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA New Jersey Municipal Money Fund Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown-2nd quarter, 2007: 0.74%
Worst quarters during years shown-2nd, 3rd & 4th quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS RMA New Jersey Municipal Money Fund (Prospectus Summary) | UBS RMA New Jersey Municipal Money Fund | UBS RMA New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarters
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS RMA New Jersey Municipal Money Fund | UBS RMA New Jersey Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.45%
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.12%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2001	rr_AnnualReturn2001	1.81%
Annual Return 2002	rr_AnnualReturn2002	0.69%
Annual Return 2003	rr_AnnualReturn2003	0.26%
Annual Return 2004	rr_AnnualReturn2004	0.42%
Annual Return 2005	rr_AnnualReturn2005	1.61%
Annual Return 2006	rr_AnnualReturn2006	2.60%
Annual Return 2007	rr_AnnualReturn2007	2.85%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%

UBS Retirement Money Fund (Prospectus Summary) | UBS Retirement Money Fund
UBS Retirement Money Fund
Investment objective
Current income consistent with liquidity and conservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Retirement Money Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Retirement Money Fund
Management fees	[1]	0.39%
Service (12b-1) fees	[1]	0.15%
Other expenses		0.14%
Total annual fund operating expenses		0.68%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS Retirement Money Fund
UBS Retirement Money Fund
		69	218	379	847

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS RMA Retirement Money Fund Annual Total Returns

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)

Best quarter during years shown-1st quarter, 2001: 1.30%

Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00% (Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Retirement Money Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, 5 Years	2.23%
Average Annual Returns, 10 Years	1.95%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 29, 2011
UBS Retirement Money Fund (Prospectus Summary) | UBS Retirement Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Retirement Money Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Current income consistent with liquidity and conservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments

The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000703876_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	UBS RMA Retirement Money Fund Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)

Best quarter during years shown-1st quarter, 2001: 1.30%

Worst quarter during years shown-3rd quarter, 2009 & 1st, 2nd & 3rd quarters,
2010: 0.00% (Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS Retirement Money Fund (Prospectus Summary) | UBS Retirement Money Fund | UBS Retirement Money Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS Retirement Money Fund | UBS Retirement Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.39%	[1]
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	847
Annual Return 2001	rr_AnnualReturn2001	3.73%
Annual Return 2002	rr_AnnualReturn2002	1.22%
Annual Return 2003	rr_AnnualReturn2003	0.44%
Annual Return 2004	rr_AnnualReturn2004	0.56%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.33%
Annual Return 2007	rr_AnnualReturn2007	4.60%
Annual Return 2008	rr_AnnualReturn2008	2.19%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%

[1]	Restated to reflect current expenses.